Consolidated statement of comprehensive income $ in Millions		12 Months Ended						18 Months Ended
		Oct. 31, 2020 USD ($) $ / shares		Oct. 31, 2020 £ / shares		Oct. 31, 2019 USD ($) $ / shares		Oct. 31, 2018 USD ($) $ / shares
Continuing operations [Abstract]
Revenue		$ 3,001.0				$ 3,348.4	[1]	$ 4,754.4	[2]
Cost of sales		(702.7)				(789.9)	[1]	(1,302.7)	[2]
Gross profit		2,298.3				2,558.5	[1]	3,451.7	[2]
Selling and distribution expenses		(1,112.1)				(1,224.8)	[1]	(1,764.2)	[2]
Research and development expenses		(513.6)				(491.2)	[1]	(680.8)	[2]
Administrative expenses		(3,334.0)				(620.8)	[1]	(629.9)	[2]
Operating profit/(loss)		(2,661.4)				221.7	[1]	376.8	[2]
Finance costs		(281.6)				(282.4)	[1]	(350.4)	[2]
Finance income		2.6				26.6	[1]	7.7	[2]
Net finance costs		(279.0)				(255.8)	[1]	(342.7)	[2]
Profit/(loss) before tax		(2,940.4)				(34.1)	[1]	34.1	[2]
Taxation		(34.2)				16.0	[1]	673.1	[2]
Profit/(loss) from continuing operations		(2,974.6)				(18.1)	[1]	707.2	[2]
Profit/(loss) from discontinued operation (attributable to equity shareholders of the Company)		5.1				1,487.2	[1]	76.9	[2]
Profit/(loss) for the period		(2,969.5)				1,469.1	[1]	784.1	[2]
Attributable to:
Equity shareholders of the Company		(2,969.5)				1,468.8	[1]	784.0	[2]
Non-controlling interests		0.0				0.3	[1]	0.1	[2]
Continuing operations:
Actuarial loss on pension schemes liabilities		(0.4)				(26.2)	[1]	(8.9)	[2]
Actuarial (loss)/gain on non-plan pension assets		0.4				0.3	[1]	(5.3)	[2]
Deferred tax movement on pension schemes		(5.0)				13.0	[1]	3.8	[2]
Discontinued operation:
Actuarial (loss)/gain on pension schemes liabilities						0.1	[1]	(1.5)	[2]
Actuarial gain on non-plan pension assets						0.1	[1]	(0.5)	[2]
Deferred tax movement on pension schemes	[2]							0.5
Currency translation differences - discontinued operation	[1]					(1.5)
Continuing operations: Items that may be subsequently reclassified to profit or loss
Cash flow hedge movements		(41.3)				(122.9)	[1]	86.4	[2]
Deferred tax movement on cash flow hedge movements		7.8
Current tax movement						23.3	[1]	(16.4)	[2]
Deferred tax movement		(8.7)				14.0	[1]
Deferred tax movement on Euro loan foreign exchange hedging		11.1
Currency translation differences - continuing operations		(67.0)				(206.2)	[1]	(29.5)	[2]
Currency translation differences - discontinued operation	[2]							0.7
Other comprehensive income/(expense) for the period		(103.1)				(306.0)	[1]	29.3	[2]
Total comprehensive income/(expense) for the period		(3,072.6)				1,163.1	[1]	813.4	[2]
Attributable to:
Equity shareholders of the Company		(3,072.6)				1,162.8	[1]	813.3	[2]
Non-controlling interests		0.0				0.3	[1]	0.1	[2]
Total comprehensive income/(expense) attributable to the equity shareholders of the company arises from:
Continuing operations		(3,077.7)				(322.8)	[1]	737.3	[2]
Discontinued operations		$ 5.1				$ 1,485.9	[1]	$ 76.1	[2]
From continuing and discontinued operations
basic and diluted (in dollars per share) | (per share)		$ (8.85)		£ (6.92)
Basic (in dollars per share) | (per share)		(8.85)		(6.92)		$ 3.89	[1]	$ 2.02	[2]
Diluted (in dollars per share) | (per share)		(8.85)	[3]	(6.92)	[3]	3.84	[1],[3]	1.96	[2]
From continuing operations
basic and diluted (in dollars per share) | (per share)		(8.86)		(6.93)
Basic (in dollars per share) | (per share)		(8.86)		(6.93)		(0.05)	[1]	1.82	[2]
Diluted (in dollars per share) | (per share)		$ (8.86)	[3]	£ (6.93)	[3]	$ (0.05)	[1],[3]	$ 1.77	[2]
Before Exceptional Items [Member]
Continuing operations [Abstract]
Revenue		$ 3,001.0				$ 3,348.4		$ 4,754.4
Cost of sales		(698.7)				(777.3)		(1,237.3)
Gross profit		2,302.3				2,571.1		3,517.1
Selling and distribution expenses		(1,099.2)				(1,216.4)		(1,725.0)
Research and development expenses		(512.7)				(491.7)		(663.4)
Administrative expenses		(340.2)				(347.1)		(213.7)
Operating profit/(loss)		350.2				515.9		915.0
Finance costs		(281.6)				(282.4)		(344.0)
Finance income		2.6				26.6		7.1
Net finance costs		(279.0)				(255.8)		(336.9)
Profit/(loss) before tax		71.2				260.1		578.1
Taxation		(72.9)				(38.3)		(125.1)
Profit/(loss) from continuing operations		(1.7)				221.8		453.0
Profit/(loss) from discontinued operation (attributable to equity shareholders of the Company)		7.3				28.7		76.9
Profit/(loss) for the period		5.6				250.5		529.9
Attributable to:
Equity shareholders of the Company		5.6				250.2		529.8
Non-controlling interests		0.0				0.3		0.1
Continuing operations:
Actuarial loss on pension schemes liabilities		(0.4)				(26.2)		(8.9)
Actuarial (loss)/gain on non-plan pension assets		0.4				0.3		(5.3)
Deferred tax movement on pension schemes		(5.0)				13.0		3.8
Discontinued operation:
Actuarial (loss)/gain on pension schemes liabilities						0.1		(1.5)
Actuarial gain on non-plan pension assets						0.1		(0.5)
Deferred tax movement on pension schemes								0.5
Currency translation differences - discontinued operation						0.0
Continuing operations: Items that may be subsequently reclassified to profit or loss
Cash flow hedge movements		(41.3)				(122.9)		86.4
Deferred tax movement on cash flow hedge movements		7.8
Current tax movement						23.3		(16.4)
Deferred tax movement		(8.7)				14.0
Deferred tax movement on Euro loan foreign exchange hedging		11.1
Currency translation differences - continuing operations		(67.0)				(206.2)		(29.5)
Currency translation differences - discontinued operation								0.7
Other comprehensive income/(expense) for the period		(103.1)				(304.5)		29.3
Total comprehensive income/(expense) for the period		(97.5)				(54.0)		559.2
Attributable to:
Equity shareholders of the Company		(97.5)				(54.3)		559.1
Non-controlling interests		0.0				0.3		0.1
Total comprehensive income/(expense) attributable to the equity shareholders of the company arises from:
Continuing operations		(104.8)				(82.9)		483.1
Discontinued operations		7.3				28.9		76.1
Exceptional Items [Member]
Continuing operations [Abstract]
Revenue		0.0				0.0		0.0
Cost of sales		(4.0)				(12.6)		(65.4)
Gross profit		(4.0)				(12.6)		(65.4)
Selling and distribution expenses		(12.9)				(8.4)		(39.2)
Research and development expenses		(0.9)				0.5		(17.4)
Administrative expenses		(2,993.8)				(273.7)		(416.2)
Operating profit/(loss)		(3,011.6)				(294.2)		(538.2)
Finance costs		0.0				0.0		(6.4)
Finance income		0.0				0.0		0.6
Net finance costs		0.0				0.0		(5.8)
Profit/(loss) before tax		(3,011.6)				(294.2)		(544.0)
Taxation		38.7				54.3		798.2
Profit/(loss) from continuing operations		(2,972.9)				(239.9)		254.2
Profit/(loss) from discontinued operation (attributable to equity shareholders of the Company)		(2.2)				1,458.5		0.0
Profit/(loss) for the period		(2,975.1)				1,218.6		254.2
Attributable to:
Equity shareholders of the Company		(2,975.1)				1,218.6		254.2
Non-controlling interests		0.0				0.0		0.0
Continuing operations:
Actuarial loss on pension schemes liabilities		0.0				0.0		0.0
Actuarial (loss)/gain on non-plan pension assets		0.0				0.0		0.0
Deferred tax movement on pension schemes		0.0				0.0		0.0
Discontinued operation:
Actuarial (loss)/gain on pension schemes liabilities						0.0		0.0
Actuarial gain on non-plan pension assets						0.0		0.0
Deferred tax movement on pension schemes								0.0
Currency translation differences - discontinued operation						(1.5)
Continuing operations: Items that may be subsequently reclassified to profit or loss
Cash flow hedge movements		0.0				0.0		0.0
Deferred tax movement on cash flow hedge movements		0.0
Current tax movement						0.0		0.0
Deferred tax movement		0.0				0.0
Deferred tax movement on Euro loan foreign exchange hedging		0.0
Currency translation differences - continuing operations		0.0				0.0		0.0
Currency translation differences - discontinued operation								0.0
Other comprehensive income/(expense) for the period		0.0				(1.5)		0.0
Total comprehensive income/(expense) for the period		(2,975.1)				1,217.1		254.2
Attributable to:
Equity shareholders of the Company		(2,975.1)				1,217.1		254.2
Non-controlling interests		0.0				0.0		0.0
Total comprehensive income/(expense) attributable to the equity shareholders of the company arises from:
Continuing operations		(2,972.9)				(239.9)		254.2
Discontinued operations		$ (2.2)				$ 1,457.0		$ 0.0

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.
[3]	The Group reported a loss from continuing and discontinued operations attributable to the ordinary equity shareholders of the Company for the 12 months ended October 31, 2020. The Diluted EPS is reported as equal to Basic EPS, as no account can be taken of the effect of dilutive securities under IAS 33.